Warrants Liability (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of fair black scholes warrants liability
	December 31, 2023	December 31, 2022
Share price	$0.92	$0.79
Exercise price	$4.26	$4.26
Expected dividend yield	—	—
Risk free interest rate	3.91%	4.07%
Expected life	1.60	2.60
Expected volatility	66%	96%